SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING WARRANTS (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Exercise price of warrant	$ 9.00
Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise price of warrant	$ 0.12
Trading days	10 days